Allowance for Loan Losses - Allowance Calculation at the Segment Level and Adjusted Beginning Balance for the Allowance for Credit Losses (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Allowance for Credit Losses [Line Items]
Financing Receivable, Allowance for Credit Losses, Effect of Change in Method	$ 3,800
Allowance for Loan and Lease Losses, Reserve Estimate Methodology, Historical Loss Period Factor		84 months
Beginning balance		$ 56,494	$ 54,352
Charge-offs		20,799	14,290	$ 24,780
Recoveries		(20,030)	(11,442)	(26,997)
Net charge-offs (recoveries)		769	2,848	(2,217)
Provision (Recovery)		(5,101)	4,990	(7,333)
Ending balance		50,624	56,494	54,352
Commercial, financial and agricultural
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		13,694	10,719
Charge-offs		5,786	2,478	3,779
Recoveries		(1,259)	(1,373)	(1,003)
Net charge-offs (recoveries)		4,527	1,105	2,776
Provision (Recovery)		4,267	4,080	(723)
Ending balance			13,694	10,719
Commercial real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		9,197	8,808
Charge-offs		412	348	8,003
Recoveries		(3,671)	(2,241)	(7,759)
Net charge-offs (recoveries)		(3,259)	(1,893)	244
Provision (Recovery)		(2,024)	(1,504)	(6,847)
Ending balance			9,197	8,808
Construction real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		8,564	8,652
Charge-offs		1,436	470	1,316
Recoveries		(8,559)	(2,092)	(12,572)
Net charge-offs (recoveries)		(7,123)	(1,622)	(11,256)
Provision (Recovery)		(10,440)	(1,710)	(9,459)
Ending balance			8,564	8,652
Residential real estate
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		13,514	14,772
Charge-offs		3,014	2,352	3,944
Recoveries		(2,446)	(2,438)	(2,985)
Net charge-offs (recoveries)		568	(86)	959
Provision (Recovery)		(1,988)	(1,344)	1,480
Ending balance			13,514	14,772
Consumer
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		11,524	11,401
Charge-offs		10,151	8,642	7,738
Recoveries		(4,094)	(3,295)	(2,671)
Net charge-offs (recoveries)		6,057	5,347	5,067
Provision (Recovery)		5,086	5,470	8,223
Ending balance			11,524	11,401
Leases
Financing Receivable, Allowance for Credit Losses [Line Items]
Beginning balance		1	0
Charge-offs		0	0	0
Recoveries		(1)	(3)	(7)
Net charge-offs (recoveries)		(1)	(3)	(7)
Provision (Recovery)		$ (2)	(2)	(7)
Ending balance			$ 1	$ 0